NONCONTROLLING INTEREST IN CONSOLIDATED SUBSIDIARY (Tables)	12 Months Ended
Dec. 31, 2012
NONCONTROLLING INTEREST IN CONSOLIDATED SUBSIDIARY [Abstract]
Schedule of Activity of Noncontrolling Interest

	2012	2011	2010
Balance, beginning of year	$11,768,381	$10,078,306	$10,606,583
Distributions to noncontrolling members	(3,160,375)	-	-
Noncontrolling interest in income (loss)	815,054	1,690,075	(528,277)
Balance, end of year	$9,423,060	$11,768,381	$10,078,306